Net Income Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income Per Share
Note 9: Net Income per share
Basic net income per share is computed by dividing net income by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net income per share is computed by dividing net income by the weighted-average number of common shares and dilutive common share equivalents outstanding for the period determined using the treasury-stock and if-converted methods.
Dilutive common share equivalents are comprised of warrants and shares issuable under our convertible debt arrangement described in Note 5: Debt.
The following table presents the calculation of basic and diluted net income per share (in thousands except share and per share amounts):

	Year ended December 31,
	2022	2021	2020
Numerator:
Net income (loss) applicable to common shareholders – basic	$(233,978)	$78,108	$53,623
Dilutive effect of assumed conversion of convertible debt	—	—	2,687
Net income (loss) applicable to common shareholders – diluted	$(233,978)	$78,108	$56,310

	Year ended December 31,
	2022	2021	2020
Denominator:
Weighted average shares outstanding - basic	2,477,672	2,303,200	1,807,410
Dilutive effect of assumed conversion of convertible debt	—	—	295,028
Dilutive effect of assumed conversion of warrants	—	—	46,676
Weighted average shares outstanding – diluted	2,477,672	2,303,200	2,149,114
Basic net income (loss) per share	$(94.43)	$33.91	$29.67
Diluted net income (loss) per share	$(94.43)	$33.91	$26.20